FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 29, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 15. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 29, 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Available for sale securities	$18.6	$9.3	$9.3	$–
Derivative assets	10.0	–	10.0	–
Liabilities
Derivative liabilities	$3.8	$1.0	$2.8	$–

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Available for sale securities	$12.4	$4.2	$8.2	$–
Derivative assets	6.5	–	6.5	–
Liabilities
Derivative liabilities	$18.6	$2.9	$15.7	$–

        Available for sale securities include fixed income securities (primarily U.S. government and corporate debt securities) measured at fair value using quoted prices/bids and a money market fund measured at fair value using net asset value. As of December 29, 2012, available for sale securities of $.9 million and $17.7 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. As of December 31, 2011, available for sale securities of $1.4 million and $11 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. Derivatives that are exchange-traded are measured at fair value using quoted market prices and are classified within Level 1 of the valuation hierarchy. Derivatives measured based on inputs that are readily available in public markets are classified within Level 2 of the valuation hierarchy.

Non-recurring Fair Value Measurements

Long-lived assets with carrying amounts totaling $4.4 million were written down to their fair value of $1.3 million, resulting in an impairment charge of $3.1 million during 2011, which was included in "Other expense, net" in the Consolidated Statements of Income. Of the $1.3 million, $1.1 million was primarily based on Level 2 inputs and $.2 million was primarily based on Level 3 inputs. These assets were in both reportable segments and other specialty converting businesses.

        Long-lived assets with carrying amounts totaling $3.4 million were written down to their fair value of $2.4 million, resulting in an impairment charge of $1.0 million during 2010, which was included in "Other expense, net" in the Consolidated Statements of Income. The $2.4 million fair value write-down was based on Level 2 inputs. These assets were in both reportable segments and other specialty converting businesses.